Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment	Sep. 30, 2023
Office furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Plant and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Plant and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years